INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Cost	¥ 72,261		¥ 202,024
Less: Accumulated amortization	(58,786)		(49,560)
Intangible assets, net	13,475	$ 1,894	152,464
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	55,967		112,849
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 16,294		86,900
Software [Member]
Schedule Of Intangible Asset [Line Items]
Cost			¥ 2,275